Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 1,377	$ 1,099	$ 1,093